Summary of Business and Significant Accounting Policies - Schedule of Other Identifiable Assets - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	3 years
Bottom of range [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	6 years
Bottom of range [member] | Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	5 years
Bottom of range [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	10 years
Top of range [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	20 years
Top of range [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	30 years
Top of range [member] | Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	30 years
Top of range [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	30 years